Vessel Charters Vessel Charters - Net Investments in Direct Financing Leases (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2018 USD ($)	Dec. 31, 2013 vessel m³	Dec. 31, 2019 USD ($)	Aug. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jun. 30, 2017 vessel
Capital Leased Assets [Line Items]
Total minimum lease payments to be received	$ 543,569,000				$ 568,710,000
Estimated unguaranteed residual value of leased properties	194,965,000				194,965,000
Initial direct costs	344,000				361,000
Less unearned revenue	(248,131,000)				(268,046,000)
Total net investments in direct financing leases	490,747,000				495,990,000
Less current portion	(10,453,000)				(9,884,000)
Net investments in direct financing leases	$ 480,294,000				$ 486,106,000
Teekay Tangguh Joint Venture
Capital Leased Assets [Line Items]
Lessor, direct financing lease, term of contract	20 years
Capital leases, future minimum payments receivable, next twelve months	$ 19,600,000
Capital leases, future minimum payments, receivable in two years	39,100,000
Capital leases, future minimum payments, receivable in three years	39,100,000
Capital leases, future minimum payments, receivable in four years	39,100,000
Capital leases, future minimum payments, receivable in five years	39,100,000
Capital leases, future minimum payments, receivable thereafter	235,700,000
Awilco Lng Carrier
Capital Leased Assets [Line Items]
Number of vessels | vessel		2
Volume of vessels | m³		155,900
Additional time period for fixed rate time charters contract		1 year
Property subject to or available for operating lease, number of units reclassified | vessel						1
Capital leases, future minimum payments receivable, next twelve months	$ 1,000,000
Vessel One | Awilco Lng Carrier
Capital Leased Assets [Line Items]
Operating lease arrangement period, lessor		5 years
Vessel Two | Awilco Lng Carrier
Capital Leased Assets [Line Items]
Operating lease arrangement period, lessor		4 years
Forecast | Awilco Lng Carrier
Capital Leased Assets [Line Items]
Net investments in direct financing leases				$ 131,000,000
Minimum | Forecast | Awilco Lng Carrier
Capital Leased Assets [Line Items]
Deferred rent receivables, net			$ 10,600
Maximum | Forecast | Awilco Lng Carrier
Capital Leased Assets [Line Items]
Deferred rent receivables, net			$ 20,600